Earnings per Unit and Cash Distributions - Schedule of Calculations of Basic and Diluted Earnings per Unit (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Earnings Per Unit Basic And Diluted [Line Items]
Cash distributions	$ 14,747	$ 9,945	$ 26,800	$ 17,560
Net Income	(7,860)	(7,448)	(12,727)	(8,639)
IDR Holders [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Net Income	500	0	900	0
KNOT [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Cash distributions	$ 500	$ 0	$ 900	$ 0